Cover	Jun. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2024
Entity File Number	001-38067
Entity Registrant Name	Verona Pharma plc
Entity Central Index Key	0001657312
Entity Tax Identification Number	98-1489389
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	One Central Square
Entity Address, City or Town	Cardiff
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 1FS
Country Region	44
City Area Code	203
Local Phone Number	283 4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value £0.05 per share*
Trading Symbol	VRNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false